Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 463,989	$ 293,312	$ 282,394
Cash and cash equivalents - Fair Value	463,989	293,312
Restricted cash - Carrying Amount	2,154	4,817	$ 4,826
Restricted cash - Fair Value	2,154	4,817
Margin deposits - Carrying Amount	4,470	4,270
Margin deposits - Fair Value	4,470	4,270
Time deposits - Carrying Amount	5,000	5,000
Time deposits - Fair Value	5,000	5,000
Short-term receivable - Carrying Amount	4,418	12,767
Short-term receivable - Fair Value	4,418	12,767
Investments in debt securities, held to maturity - Carrying Amount	106,413	40,374
Investments in debt securities, held to maturity - Fair Value	102,118	39,820
Investment in debt securities available for sale - Carrying Amount	0	15,494
Investment in debt securities available for sale - Fair Value	0	15,494
Debt and other financial liabilities - Carrying Amount	(2,114,163)	(1,930,371)
Debt and other financial liabilities - Fair Value	$ (2,112,737)	$ (1,930,371)